INCOME TAXES (Detail Textuals) (CAD)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Non-capital losses which can be applied to reduce future taxable income,	1,990,000	2,037,000
Adjustment to the valuation allowance and corporate tax provision	10,524,000	10,524,000